Commitment and contingencies - Contingencies (Details) $ in Thousands, $ in Millions				12 Months Ended	60 Months Ended	278 Months Ended	279 Months Ended
	Oct. 16, 2020 ha	Mar. 05, 2020 ha	Nov. 15, 1995 USD ($) ha	Dec. 31, 2022 MXN ($) ha	Sep. 30, 2018 MXN ($)	Feb. 28, 2019 MXN ($)	Mar. 31, 2019 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Ciudad Juarex Airport - Conflict with ownership of certain land
Commitment and contingencies
Loss contingency damages			$ 120
Area of land in claim | ha			240
Municipality of Acapulco
Commitment and contingencies
Proof of payment requested by authorities							$ 27,012
Loss contingency damages						$ 27,012
Aeropuerto De Torren Airport Conflict
Commitment and contingencies
Area of land in claim | ha				3.08
Culiacn Airport
Commitment and contingencies
Loss contingency damages					$ 5,764
Monterrey Airport - Conflict with ownership of certain land
Commitment and contingencies
Book value of land acquired				$ 266,850
Durango Airport
Commitment and contingencies
Area of land in claim | ha		40
Reynosa Airport
Commitment and contingencies
Area of land in claim | ha	2.6
Aeropuerto de Monterrey, S. A. de C. V.
Commitment and contingencies
Refund amount of tax on assets								$ 10,624	$ 10,220
Amount paid for tax asset and corresponding funds				$ 28,619